Cash and Cash Equivalents and Deposits in Banks (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Cash and Cash Equivalents and Deposits in Banks
Cash and cash equivalents and deposits in banks as of December 31, 2020 and December 31, 2021 are as follows:

( In millions of won )
	December 31, 2020		December 31, 2021
Current assets
Cash and cash equivalents
Cash	~~W~~	156	1,122
Demand deposits		4,217,943	3,540,475

	~~W~~	4,218,099	3,541,597

Deposits in banks
Time deposits	~~W~~	1,800	2,600
Restricted deposits(*)		76,852	740,705

	~~W~~	78,652	743,305

Non-current assets
Deposits in banks
Restricted deposits(*)	~~W~~	11	11

(*)
Includes funds deposited under agreements on mutually beneficial cooperation to aid LG Group companies’ suppliers, restricted deposits pledged to enforce the Group’s investment plans upon the receipt of grants from Gumi city and
Gyeongsangbuk-do,
restricted deposits pledged to guarantee a subsidiary’s borrowings and others.